TRADE RECEIVABLES AND OTHER - Currency Concentration of Total Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade receivables [line items]
Trade receivables	€ 465	€ 603
Euro
Trade receivables [line items]
Trade receivables	225	277
U.S. Dollars
Trade receivables [line items]
Trade receivables	213	305
Swiss Francs
Trade receivables [line items]
Trade receivables	8	4
Other currencies
Trade receivables [line items]
Trade receivables	€ 19	€ 17